TRADE AND OTHER PAYABLES - Schedule of trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade And Other Payables [Abstract]
Accounts payable	€ 10,969	€ 5,351
Taxes and social security	502	(209)
Other payables	143	254
Accruals for employees	6,607	5,581
Accruals for rebates and discounts	12,158	14,258
Accrual for production	3,353	3,101
Other accruals	5,084	7,911
Balance of trade and other payables at end of period	€ 38,816	€ 36,247